Investment in an Associate (Details) - Schedule of Financial Information of the Company’s Investment (Parentheticals)	12 Months Ended
Dec. 31, 2023
Altamira Medica [Member]
Investment in an Associate (Details) - Schedule of Financial Information of the Company’s Investment (Parentheticals) [Line Items]
Share in equity	49.00%